LICENSE AGREEMENTS (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended						12 Months Ended
	May 15, 2024	Jun. 06, 2023	Apr. 25, 2022	Nov. 30, 2024	Jul. 31, 2024	Jun. 30, 2023	May 31, 2022	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments			$ 3,500				$ 3,500
Refunded upfront payment to Galderma								$ 4,000
Royalties revenues										$ 1,482	$ 1,027
Support service										4,647	10,134	$ 2,173
Intellectual Property [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue recognized in coonection with aggreement										70
License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum upfront payments and regulatory approval milestone payments per product									$ 7,500
Sales milestone payments									9,000
Exclusive License Agreement With Searchlight Pharma Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum upfront payments and regulatory approval milestone payments per product						$ 500			$ 11,000
Royalties revenues										625	380
Revenue from continuing services										56	0
Description and terms		a fifteen-year term that is renewable for subsequent five-year periods.
Contract liability										64	$ 120
Purchase Agreement With Beimei [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum upfront payments and regulatory approval milestone payments per product	$ 10,000
Royalty Income, Nonoperating	$ 5,000
Contract liability										130
Purchase Agreement With Beimei [Member] | Intellectual Property [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue recognized in coonection with aggreement				$ 1,500	$ 2,000					4,800
Support service										$ 200